Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,825,000
Previously Paid Amount	0.00
Total Fee Amount	1,963.51
Total Offset Amount	0.00
Net Fee	1,963.51
Narrative - Max Aggregate Offering Price	$ 12,825,000
Final Prospectus	true